UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         05/14/2008
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:        0

     Form 13F Information Table Entry Total:   153

     Form 13F Information Table Value Total:   $ 170,679
                                               -----------------
                                                (thousands)


     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
     None


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                        TITLE                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS      CUSIP     (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS Sole  SHARED  NONE
----------------------------------      --------      --------- -------- ------   --- ---- ---------- -------- -----  ------  ------
ABBOTT LABORATORIES                     COM           002824100     2324  42144   Sh       Sole                42144
AETNA US HEALTHCARE                     COM           00817Y108      387   9200   Sh       Sole                 9200
AGILENT TECHNOLOGIES                    COM           00846U101      221   7420   Sh       Sole                 7420
AIR PRODUCTS & CHEM                     COM           009158106      231   2478   Sh       Sole                 2478
ALASKA AIR GROUP INC                    COM           011659109      647  33000   Sh       Sole                33000
ALCATEL-LUCENT(ADS)                     SPNSRD ADR    013904305       94  16303   Sh       Sole                16303
ALLIANT TECHSYSTEMS I                   COM           018804104      366   3535   Sh       Sole                 3535
ALLIED WRLD ASSUR COM HLDG L            ShS           G0219G203     1451  36550   Sh       Sole                36550
ALTRIA GROUP INC                        COM           02209S103      193   8716   Sh       Sole                 8716
AMERICAN NATL INS CO                    COM           028591105      928   8700   Sh       Sole                 8700
AMERICAN INTERNATIONAL GROUP            COM           026874107      764  17661   Sh       Sole                17661
AMGEN INC COM                           COM           031162100      242   5782   Sh       Sole                 5782
ANADARKO PETE CORP                      COM           032511107      932  14785   Sh       Sole                14785
ANHEUSER-BUSCH CO                       COM           035229103      380   8000   Sh       Sole                 8000
APACHE CORP                             COM           037411105      464   3837   Sh       Sole                 3837
APPLE INC                               COM           037833100      310   2138   Sh       Sole                 2138
ARBITRON INC                            COM           03875Q108      425   9850   Sh       Sole                 9850
ARCH COAL INC.                          COM           039380100      182   4185   Sh       Sole                 4185
AT&T INC COM                            COM           00206R102      622  16132   Sh       Sole                16132
AUTOMATIC DATA PROCESSING IN            COM           053015103      432  10189   Sh       Sole                10189
AVISTA CORP                             COM           05379B107     1056  54000   Sh       Sole                54000
BANK NEW YORK MELLON INC COM            COM           064058100      267   6399   Sh       Sole                 6399
BANK OF AMERICA CORP                    COM           060505104      630  16625   Sh       Sole                16625
BED BATH & BEYOND INC                   COM           075896100      578  19578   Sh       Sole                19578
BERKSHIRE HATHAWAY INC CL A             CL A          084670108     1734     13   Sh       Sole                   13
BERKSHIRE HATHAWAY INC CL B             CL B          084670207      908    203   Sh       Sole                  203
BOEING COMPANY                          COM           097023105      413   5550   Sh       Sole                 5550
BOSTON SCIENTIFIC CORP COM              COM           101137107      394  30610   Sh       Sole                30610
BRISTOL MYERS SQUIBB CO COM             COM           110122108      384  18048   Sh       Sole                18048
BROWN & BROWN INC                       COM           115236101      260  14947   Sh       Sole                14947
BUNGE LIMITED                           COM           G16962105      358   4120   Sh       Sole                 4120
CNA FINL CORP                           COM           126117100     1083  42000   Sh       Sole                42000
CARMAX INC                              COM           143130102      777  40000   Sh       Sole                40000
CATERPILLAR INC                         COM           149123101      345   4407   Sh       Sole                 4407
CB RICHARD ELLIS GROUP INC-A            CL A          12497T101      290  13400   Sh       Sole                13400
CISCO SYSTEMS INC                       COM           17275R102      895  37045   Sh       Sole                37045
CITIGROUP INC COM                       COM           172967101      268  12507   Sh       Sole                12507
COCA COLA CO                            COM           191216100      312   5107   Sh       Sole                 5107
COMCAST CL A SPECIAL                    CL A SPL      20030N200      653  34447   Sh       Sole                34447
CONOCOPHILLIPS                          COM           20825C104      726   9525   Sh       Sole                 9525
COOPER INDUSTRIES LTD F                 CL A          G24182100      188   4675   Sh       Sole                 4675
CSX CORP                                COM           126408103      426   7600   Sh       Sole                 7600
CURRENCYSHARES SWISS FRANC T            SWS FRNC SH   23129V109      863   8550   Sh       Sole                 8550
CVS CAREMARK CORPORATION                COM           126650100      373   9200   Sh       Sole                 9200
DANAHER CORP DEL                        COM           235851102      532   7000   Sh       Sole                 7000
DAVITA                                  COM           23918K108      456   9545   Sh       Sole                 9545
DEVON ENERGY CORP NEW                   COM           25179M103      621   5955   Sh       Sole                 5955
DILLARDS INC                            CL A          254067101      293  17000   Sh       Sole                17000
DOMTAR CORP                             COM           257559104      751 110000   Sh       Sole               110000
DOW CHEM CO COM                         COM           260543103      219   5941   Sh       Sole                 5941
E.I. DUPONT DE NEMOUR                   COM           263534109      541  11579   Sh       Sole                11579
EATON VANCE CORP                        COM NON VTG   278265103      238   7803   Sh       Sole                 7803
ELECTRONIC ARTS INC.                    COM           285512109      420   8420   Sh       Sole                 8420
EMERSON ELEC CO                         COM           291011104      640  12443   Sh       Sole                12443
ENCANA CORP                             COM           292505104      284   3750   Sh       Sole                 3750
ENDO PHARMACEUTICALS                    COM           29264F205      314  13100   Sh       Sole                13100
EVEREST RE GROUP                        COM           G3223R108      420   4695   Sh       Sole                 4695
EXPEDITORS INTERNATIONAL WASHINGTON INC COM           302130109      281   6214   Sh       Sole                 6214
EXXON MOBIL CORP                        COM           30231G102    13629 161133   Sh       Sole               161133
FASTENAL CO                             COM           311900104      548  11936   Sh       Sole                11936
FIFTH THIRD BANCORP                     COM           316773100      110   5247   Sh       Sole                 5247
FLEXTRONICS INTL LTD                    COM           Y2573F102     1486 158297   Sh       Sole               158297
FORD MTR CO DEL                         COM $0.01     345370860      122  21370   Sh       Sole                21370
GABELLI EQUITY TR INC                   COM           362397101      374  43947   Sh       Sole                43947
GENERAL ELECTRIC CO                     COM           369604103     1525  41193   Sh       Sole                41193
HELIX ENERGY SOLU GRP COM               COM           42330P107      222   7058   Sh       Sole                 7058
HESS CORP                               COM           42809H107      222   2512   Sh       Sole                 2512
HEWLETT-PACKARD CO DE                   COM           428236103      297   6371   Sh       Sole                 6371
HOME DEPOT INC COM                      COM           437076102      437  15630   Sh       Sole                15630
HUDSON CITY BANCORP INC                 COM           443683107      343  19395   Sh       Sole                19395
I STAR FINANCIAL                        COM           45031U101      221  15730   Sh       Sole                15730
IDEXX LABATORIES INC                    COM           45168D104      379   7691   Sh       Sole                 7691
INTERNATIONAL GAME TECHNOLOGY           COM           459902102      540  13440   Sh       Sole                13440
INTL FLAVORS & FRAGRANCES               COM           459506101      330   7490   Sh       Sole                 7490
IPC HLDGS LTD                           ORD           G4933P101     1036  37000   Sh       Sole                37000
IRON MTN INC                            COM           462846106      297  11250   Sh       Sole                11250
ISHARES GLOBAL CONSUMER STAPLES         S&PGLC STPL   464288737     4291  70623   Sh       Sole                70623
ISHARES LEHMAN AGGREGATE BOND           LHMN AG BND   464287226     5892  57381   Sh       Sole                57381
ISHARES MSCI EAFE GROWTH INDEX          MSCI GR IDX   464288885     7315 101206   Sh       Sole               101206
ISHARES MSCI EAFE INDEX                 MSCI EAFE     464287465     2893  40231   Sh       Sole                40231
ISHARES RUSSELL 1000 GROWTH INDEX       RSSLL1000GR   464287614     8110 150310   Sh       Sole               150310
JOHNSON & JOHNSON COM                   COM           478160104      704  10847   Sh       Sole                10847
JPMORGAN CHASE & CO                     COM           46625H100      259   6025   Sh       Sole                 6025
KAYNE ANDERSON ENERGY DEV CO            COM           48660Q102     3827 153701   Sh       Sole               153701
KAYNE ANDERSON MLP INVSMNT C            COM           486606106     4887 166499   Sh       Sole               166499
KIMBERLY CLARK CORP                     COM           494368103      514   7964   Sh       Sole                 7964
KIRBY CORPORATION                       COM           497266106      231   4045   Sh       Sole                 4045
KNIGHT TRANSPORTATION INC               COM           499064103      178  10820   Sh       Sole                10820
KOREA ELECTRIC PWR                      SPNSRD ADR    500631106     1053   7000   Sh       Sole                 7000
LABORATORY CORP AMERICAN HOLDINGS       COM NEW       50540R409      452   6135   Sh       Sole                 6135
LIBERTY ENTERTAINMENT - A               ENT COM A     53071M500      257  11335   Sh       Sole                11335
MARTIN MARIETTA MATERIALS INC           COM           573284106      680   6404   Sh       Sole                 6404
MASTERCARD INC - CLASS A                CL A          57636Q104      322   1444   Sh       Sole                 1444
MCDONALDS CORP                          COM           580135101     1603  28705   Sh       Sole                28705
MEDIVATION INC                          COM           58501N101     3264 229360   Sh       Sole               229360
MEDTRONIC INC                           COM           585055106      616  12739   Sh       Sole                12739
MEMC ELECTRONIC MATER                   COM           552715104      287   4050   Sh       Sole                 4050
MERCK & CO. INC.                        COM           589331107      307   8087   Sh       Sole                 8087
MI DEVS INC                             CL A SUB VT   55304X104      402  14000   Sh       Sole                14000
MICRON TECHNOLOGY INC COM               COM           595112103      884 148000   Sh       Sole               148000
MICROSOFT CORP COM                      COM           594918104     1934  68145   Sh       Sole                68145
MILLIPORE CORP COMMON                   COM           601073109      256   3805   Sh       Sole                 3805
MITSUBISHI UFJ FINL GROUP INC           SPNSRD ADR    606822104      134  15380   Sh       Sole                15380
MOHAWK INDUSTRIES INC                   COM           608190104      875  12221   Sh       Sole                12221
MONSANTO CO NEW                         COM           61166W101      202   1787   Sh       Sole                 1787
NATIONAL OILWELL VARCO INC              COM           637071101      434   7440   Sh       Sole                 7440
NEWMONT MINING CORP                     COM           651639106      205   4522   Sh       Sole                 4522
NEWS CORP CL A                          CL A          65248E104      505  26932   Sh       Sole                26932
NIKE INC CLASS B                        CL B          654106103      350   5114   Sh       Sole                 5114
O REILLY AUTOMOTIVE INC                 COM           686091109      280   9820   Sh       Sole                 9820
ONEOK INC.                              COM           682680103      285   6380   Sh       Sole                 6380
ORACLE CORPORATION                      COM           68389X105     1018  51886   Sh       Sole                51886
PEPSICO INC                             COM           713448108      991  13729   Sh       Sole                13729
PFIZER INC                              COM           717081103      208   9915   Sh       Sole                 9915
PINNACLE WEST CAP CORP                  COM           723484101     1579  45000   Sh       Sole                45000
PLATINUM UNDERWRITER HLDGS L            COM           G7127P100      747  23000   Sh       Sole                23000
POLO RALPH LAUREN CORP-CL A             CL A          731572103      933  16009   Sh       Sole                16009
POTASH CORP SASK INC                    COM           73755L107      522   3364   Sh       Sole                 3364
PRAXAIR INC.                            COM           74005P104      793   9420   Sh       Sole                 9420
PROCTER & GAMBLE CO                     COM           742718109     2233  31861   Sh       Sole                31861
PROGRESSIVE CORP OHIO                   COM           743315103      413  25696   Sh       Sole                25696
PROSHARES ULTRASHORT FINLS              USHRT FINL    74347R628      894   7600   Sh       Sole                 7600
PRSHS ULTSHRT SP500 ULTRA SHORT 500 FD  USHRT SP500   74347R883     5011  77725   Sh       Sole                77725
RAYTHEON CO COM NEW                     COM NEW       755111507      328   5047   Sh       Sole                 5047
RPM INTL INC                            COM           749685103      241  11500   Sh       Sole                11500
SCANA CORPORATION                       COM           80589M102      358   9800   Sh       Sole                 9800
SCHLUMBERGER LTD                        COM           806857108      491   5598   Sh       Sole                 5598
SEMICONDUCTOR MFG INTL CORP             SPNSRD ADR    81663N206      741 211200   Sh       Sole               211200
SIGMA ALDRICH CORP                      COM           826552101      477   8000   Sh       Sole                 8000
SILGAN HOLDINGS INC COM                 COM           827048109      369   7435   Sh       Sole                 7435
SILICON IMAGE INC                       COM           82705T102      298  59386   Sh       Sole                59386
SOUTHERN UNION CO                       COM           844030106      352  15116   Sh       Sole                15116
SPANSION INC                            COM CL A      84649R101      184  67000   Sh       Sole                67000
STATE STR CORP                          COM           857477103      611   7739   Sh       Sole                 7739
STREETTRACKS GOLD TR                    GOLD SHS      863307104    30464 336957   Sh       Sole               336957
STRYKER CORP                            COM           863667101      955  14639   Sh       Sole                14639
SYSCO CORP                              COM           871829107     1269  43714   Sh       Sole                43714
TARGET CORP                             COM           87612E106      436   8609   Sh       Sole                 8609
TEXAS CAPITAL BANCSHARES INC            COM           88224Q107     1013  60000   Sh       Sole                60000
THERMO FISHER SCIENTIFIC INC            COM           883556102      574  10105   Sh       Sole                10105
TJX COMPANIES INC                       COM           872540109      466  14102   Sh       Sole                14102
TORCHMARK CORP                          COM           891027104      420   6982   Sh       Sole                 6982
ULTRASHORT BASIC MATERIALS PROSHARES    BSC MTRL PR   74347R651      217   5500   Sh       Sole                 5500
ULTRASHORT OIL & GAS PROSHARES          USHRT O&G     74347R586      239   6200   Sh       Sole                 6200
ULTRASHORT RUSSELL 2000 VALUEPROSHARES  USHRT2000VL   74347R412      218   2250   Sh       Sole                 2250
UNUM GROUP                              COM           91529Y106     1257  57100   Sh       Sole                57100
VANGUARD INDEX FDS STK MRK ETF          STK MRK ETF   922908769     2622  20018   Sh       Sole                20018
VENTAS INC.                             COM           92276F100      509  11325   Sh       Sole                11325
WALGREEN CO                             COM           931422109      225   5901   Sh       Sole                 5901
WASTE MANAGEMENT INC.                   COM           94106L109      380  11335   Sh       Sole                11335
WEATHERFORD INTL LTD COM                COM           G95089101      258   3555   Sh       Sole                 3555
WESTERN UNION CO                        COM           959802109      294  13800   Sh       Sole                13800
WHOLE FOODS MARKET INC                  COM           966837106      255   7726   Sh       Sole                 7726
YAHOO! INC.                             COM           984332106      226   7820   Sh       Sole                 7820